Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payables between the Company and its non-consolidated related parties are as follows:

a)	Receivables from related parties:

							Balance as of
Receivables from related parties							12-31-2019		12-31-2018
Taxpayer ID							Current	Non-Current	Current	Non-Current
No.	Company	Description of the transaction	Term of the transaction	Relationship	Currency	Country	ThCh$	ThCh$	ThCh$	ThCh$
76.041.595-5	Aysén Energía S.A.	Other services	Less than 90 days	Negocio Conjunto	Ch$	Chile	—	—	14,286	—
76.041.891-9	Aysén Transmisión S.A.	Other services	Less than 90 days	Negocio Conjunto	Ch$	Chile	—	—	14,286	—
76.052.206-6	Parque Eólico Valle De Los Vientos S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	6,277	—	27,352	—
76.052.206-6	Parque Eólico Valle De Los Vientos S.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	11,929	—	1,240	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	11	—	28,260	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	8,660	—	—	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	9,550	—	30,087	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	83	—	169,547	—
76.201.136-0	Energía y Servicios South America S.p.A.	Other services	Less than 90 days	Common control	Ch$	Chile	4,271	—	—	—
76.250.019-1	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	Ch$	Chile	1,617,269	—	—	—
76.321.458-3	Almeyda Solar S.P.A.	Other services	Less than 90 days	Common control	Ch$	Chile	1,574	—	10,941	—
76.321.458-3	Almeyda Solar S.P.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	4,607	—	20,046	—
76.412.562-2	Enel Green Power Del Sur S.P.A	Other services	Less than 90 days	Common control	Ch$	Chile	39,217	—	170,790	—
76.412.562-2	Enel Green Power Del Sur S.P.A	Energy sales	Less than 90 days	Common control	Ch$	Chile	—	—	6,323	—
76.418.940-K	GNL Chile S.A.	Gas Purchase Advance	Less than 90 days	Associate	Us$	Chile	31,025,024	34,407,142	14,666,414	—
76.418.940-K	GNL Chile S.A.	Dividend	Less than 90 days	Associate	Us$	Chile	—	—	788,336	—
76.536.353-5	Enel Chile S.A.	Commercial Current Account	Less than 90 days	Parent	Ch$	Chile	197,040,672	—	14,440,679	—
76.536.353-5	Enel Chile S.A.	Other services	Less than 90 days	Parent	Ch$	Chile	1,708,336	—	806,932	—
76.722.488-5	Empresa De Transmisión Chena S.A.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	6	—	6	—
94.271.000-3	Enel Américas S.A.	Dividend	Less than 90 days	Common control	Ch$	Chile	—	—	193	—
94.271.000-3	Enel Américas S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	91,741	—	106,878	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	87,075	—	251,237	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	111,101	—	9,094	—
96.783.910-8	Empresa Eléctrica De Colina Ltda.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	8,752	—	8,783	—
96.800.460-3	Luz Andes Ltda.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	490	—	3,351	—
96.800.570-7	Enel Distribución Chile S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	626,358	—	567,260	—
96.800.570-7	Enel Distribución Chile S.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	31,895,148	45,932,636	76,767,486	—
96.800.570-7	Enel Distribución Chile S.A.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	3,471	—	19,880	—
96.920.110-0	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	Ch$	Chile	—	—	381,077	—
96.971.330-6	Geotérmica del Norte S.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	2,732	—	56,443	—
Foreign	Emgesa S.A. E.S.P.	Other services	Less than 90 days	Common control	Us$	Colombia	578,848	—	703,368	—
Foreign	Endesa España S.A.	Other services	Less than 90 days	Common control	Eur	Spain	12,888	—	13,684	—
Foreign	Endesa Generación S.A.	Other services	Less than 90 days	Common control	Eur	Spain	45,069	—	41,820	—
Foreign	Enel Brasil S.A.	Other services	Less than 90 days	Common control	Us$	Brazil	62,676	—	68,318	—
Foreign	Enel Generación Costanera S.A.	Other services	Less than 90 days	Common control	Us$	Argentina	34,771	—	32,264	—
Foreign	Enel Generación El Chocón S.A.	Other services	Less than 90 days	Common control	Us$	Argentina	12,589	—	13,367	—
Foreign	Enel Generación Perú S.A.	Other services	Less than 90 days	Common control	Us$	Perú	860,498	—	914,115	—
Foreign	Enel Generación Piura S.A.	Other services	Less than 90 days	Common control	Us$	Perú	60,670	—	89,545	—
Foreign	Enel Green Power Brasil Participações Ltda.	Other services	Less than 90 days	Common control	Us$	Brazil	51,895	—	52,215	—
Foreign	Enel Green Power Italia	Other services	Less than 90 days	Common control	Eur	Italy	—	—	979,122	—
Foreign	Enel Green Power Perú	Other services	Less than 90 days	Common control	Us$	Perú	302,697	—	223,188	—
Foreign	Enel Italia Servizi Srl	Other services	Less than 90 days	Common control	Eur	Italy	—	—	8,524	—
Foreign	Enel Produzione S.P.A.	Other services	Less than 90 days	Common control	Eur	Italy	13,781	—	—	—
Foreign	Enel S.P.A.	Other services	Less than 90 days	Common control	Eur	Italy	183,151	—	—	—
Foreign	Energia Nueva Energia Limpia Mexico Srl De Cv	Other services	Less than 90 days	Common control	Us$	México	72,410	—	35,739	—
Foreign	Sociedad Portuaria Central Cartagena S.A.	Other services	Less than 90 days	Common control	Us$	Colombia	149,525	—	—	—
Foreign	Proyectos Y Soluciones Renovables S.A.C.	Other services	Less than 90 days	Common control	Us$	Perú	60,717	—	29,054	—
Foreign	Enel Green Power México	Other services	Less than 90 days	Common control	Us$	México	—	—	98,519	—
Foreign	Enel Global Thermal Generation S.R.L.	Technical services	Less than 90 days	Common control	Eur	Italy	273,003	—	—	—
Foreign	Enel Global Trading S.p.A.	Other services	Less than 90 days	Common control	Eur	Italy	120,276	—	197,924	—
Foreign	Enel Global Trading S.p.A.	Sale Related LNG Boats	Less than 90 days	Common control	Eur	Italy	16,880,527	—	18,565,698	—
Foreign	Enel Global Trading S.p.A.	Commodity derivatives	Less than 90 days	Common control	Eur	Italy	2,962,387	—	3,671,446	—
Foreign	Enel Green Power Morocco, S.A.R.L.A.U.	Other services	Less than 90 days	Common control	Eur	Morocco	94,340	—	—	—
Foreign	Parque Amistad Ii Sa De Cv	Other services	Less than 90 days	Common control	Us$	Mexico	67,854	—	—	—
Foreign	Enel Green Power S.p.A.	Other services	Less than 90 days	Common control	Eur	Italy	1,131,635	—	—	—
Foreign	Enel Italia S.R.L.	Other services	Less than 90 days	Common control	Eur	Italy	8,028	—	—	—
						Total	288,344,589	80,339,778	135,105,117	—

b)	Accounts payable to related parties, current:

							Balance as of
Payables to related parties							12-31-2019		12-31-2018
Taxpayer ID							Current	Non-Current	Current	Non-Current
No.	Company	Description of the transaction	Term of the transaction	Relationship	Currency	Country	ThCh$	ThCh$	ThCh$	ThCh$
76.052.206-6	Parque Eólico Valle De Los Vientos S.A.	Energy purchases	Less than 90 days	Common control	Ch$	Chile	1,483,334	—	1,303,508	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Energy purchases	Less than 90 days	Common control	Ch$	Chile	128,944	—	103,022	—
76.179.024-2	Parque Eólico Tal Tal S.A.	Energy purchases	Less than 90 days	Common control	Ch$	Chile	1,586,979	—	1,637,333	—
76.201.136-0	Energía y Servicios South America S.p.A.	Other services	Less than 90 days	Common control	Ch$	Chile	75,600	—	—	—
76.250.019-1	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	Ch$	Chile	726,077	—	—	—
76.321.458-3	Almeyda Solar S.P.A.	Energy purchases	Less than 90 days	Common control	Ch$	Chile	5,422	—	540	—
76.412.562-2	Enel Green Power Del Sur S.P.A	Energy purchases	Less than 90 days	Common control	Ch$	Chile	15,016,107	—	13,431,566	—
76.418.940-K	GNL Chile S.A.	Other services	Less than 90 days	Associate	Us$	Chile	—	—	12,389	—
76.418.940-K	GNL Chile S.A.	Gas purchases	Less than 90 days	Associate	Us$	Chile	4,980,936	2,497,660	5,935,652	—
76.536.353-5	Enel Chile S.A.	Commercial Current Account	Less than 90 days	Parent	Ch$	Chile	—	—	2,376,570	—
76.536.353-5	Enel Chile S.A.	Dividend	Less than 90 days	Parent	Ch$	Chile	55,102,585	—	86,727,349	—
76.536.353-5	Enel Chile S.A.	Other services	Less than 90 days	Parent	Ch$	Chile	6,160,080	—	9,780,125	—
76.722.488-5	Empresa De Transmisión Chena S.A.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	36,072	—	20,757	—
76.924.079-9	Enel X Chile S.p.A.	Other services	Less than 90 days	Common control	Ch$	Chile	386	—	—	—
77.017.930-0	Transmisora Eléctrica De Quillota Ltda.	Energy Toll	Less than 90 days	Negocio Conjunto	Ch$	Chile	13,887	—	13,887	—
94.271.000-3	Enel Américas S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	11,107	—	1,987	—
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Energy purchases	Less than 90 days	Common control	Ch$	Chile	595,772	—	1,019,252	—
96.783.910-8	Empresa Eléctrica De Colina Ltda.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	—	—	64	—
96.800.460-3	Luz Andes Ltda.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	—	—	7	—
96.800.570-7	Enel Distribución Chile S.A.	Other services	Less than 90 days	Common control	Ch$	Chile	53,025	—	75,850	—
96.800.570-7	Enel Distribución Chile S.A.	Energy Toll	Less than 90 days	Common control	Ch$	Chile	3,281,849	—	634,197	—
96.800.570-7	Enel Distribución Chile S.A.	Energy sales	Less than 90 days	Common control	Ch$	Chile	10,013,713	—	—	—
96.920.110-0	Enel Green Power Chile Ltda.	Other services	Less than 90 days	Common control	Ch$	Chile	—	—	441,510	—
96.971.330-6	Geotérmica del Norte S.A.	Energy purchases	Less than 90 days	Common control	Ch$	Chile	65,775	—	2,824	—
Foreign	Cesi S.P.A.	Other services	Less than 90 days	Common control	Eur	Italy	890,343	—	458,228	—
Foreign	Endesa Generación S.A.	Other services	Less than 90 days	Common control	Eur	Spain	216,521	—	702,702	—
Foreign	Enel Brasil S.A.	Other services	Less than 90 days	Common control	Us$	Brazil	—	—	74,949	—
Foreign	Enel Green Power Italia	Other services	Less than 90 days	Common control	Eur	Italy	—	—	2,416,756	—
Foreign	Enel Iberia SRL	Other services	Less than 90 days	Common control	Eur	Spain	96,784	—	97,601	—
Foreign	Enel Italia Servizi Srl	Other services	Less than 90 days	Common control	Eur	Italy	—	—	3,278,687	—
Foreign	Enel Produzione S.P.A.	Other services	Less than 90 days	Common control	Eur	Italy	5,779,394	—	6,631,834	—
Foreign	Enel S.P.A.	Other services	Less than 90 days	Common control	Eur	Italy	3,791,037	—	1,463,990	—
Foreign	Enel Trading Argentina S.R.L.	Other services	Less than 90 days	Common control	Us$	Argentina	13,574	—	13,574	—
Foreign	Tecnatom S.A.	Other services	Less than 90 days	Common control	Eur	Spain	29,093	—	102,962	—
Foreign	Enel Global Thermal Generation S.R.L.	Other services	Less than 90 days	Common control	Eur	Italy	3,699,392	—	2,199,811	—
Foreign	Enel Global Trading S.p.A.	Other services	Less than 90 days	Common control	Eur	Italy	3,820,754	—	2,123,546	—
Foreign	Enel Global Trading S.p.A.	Commodity derivatives	Less than 90 days	Common control	Eur	Italy	9,295,836	—	9,849,260	—
Foreign	Enel Green Power S.p.A.	Other services	Less than 90 days	Common control	Eur	Italy	4,727,873	—	—	—
Foreign	Enel Italia	Other services	Less than 90 days	Common control	Eur	Italy	6,168,932	—	—	—
						Total	137,867,183	2,497,660	152,932,289	—

Summary of Significant Transactions and Effect on Income or Expenses

Transactions with related parties that are not consolidated and their effects on profit or loss are as follows:

Transactions with effects on income/expenses					For the years ended
Taxpayer ID					12-31-2019	12-31-2018	12-31-2017
No.	Company	Relationship	Description of Transaction	Country	ThCh$	ThCh$	ThCh$
76.052.206-6	Parque Eólico Valle De Los Vientos S.A.	Common control	Energy sales	Chile	26,106	21,172	144,589
76.052.206-6	Parque Eólico Valle De Los Vientos S.A.	Common control	Services Rendered	Chile	27,549	23,613	17,710
76.052.206-6	Parque Eólico Valle De Los Vientos S.A.	Common control	Energy purchases	Chile	(15,953,166)	(14,098,262)	(16,630,421)
76.107.186-6	Servicios Informáticos E Inmobiliarios Ltda.	Common control	Services Rendered	Chile	—	—	210,198
76.107.186-6	Servicios Informáticos E Inmobiliarios Ltda.	Common control	Services Received	Chile	—	—	(490,193)
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Common control	Energy sales	Chile	92,594	21,358	128,626
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Common control	Services Rendered	Chile	27,549	23,613	17,710
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Common control	Energy purchases	Chile	(496,443)	(582,421)	(538,013)
76.179.024-2	Parque Eólico Tal Tal S.A.	Common control	Energy sales	Chile	214,136	260,698	109,643
76.179.024-2	Parque Eólico Tal Tal S.A.	Common control	Services Rendered	Chile	30,304	25,975	19,481
76.179.024-2	Parque Eólico Tal Tal S.A.	Common control	Energy purchases	Chile	(21,941,809)	(19,329,374)	(25,957,124)
96.920.110-0	Enel Green Power Chile Ltda.	Common control	Services Rendered	Chile	955,733	58,840	132,577
96.920.110-0	Enel Green Power Chile Ltda.	Common control	Services Received	Chile	—	(184,246)	—
76.321.458-3	Almeyda Solar S.P.A.	Common control	Energy sales	Chile	174,763	80,357	149,146
76.321.458-3	Almeyda Solar S.P.A.	Common control	Energy purchases	Chile	(14,532)	(17,460)	(53,340)
76.321.458-3	Almeyda Solar S.P.A.	Common control	Services Rendered	Chile	11,020	9,445	7,084
76.412.562-2	Enel Green Power Del Sur S.P.A	Common control	Energy sales	Chile	239,332	78,932	528,740
76.412.562-2	Enel Green Power Del Sur S.P.A	Common control	Services Rendered	Chile	172,018	147,444	110,583
76.412.562-2	Enel Green Power Del Sur S.P.A	Common control	Energy purchases	Chile	(135,049,067)	(122,488,331)	(104,860,402)
76.418.940-K	GNL Chile S.A.	Associate	Services Rendered	Chile	24,881	(71,770)	85,274
76.418.940-K	GNL Chile S.A.	Associate	Gas consumption	Chile	(99,801,403)	(131,521,989)	(194,163,392)
76.536.353-5	Enel Chile S.A.	Parent	Services Received	Chile	(14,405,955)	(11,635,262)	(11,433,038)
76.536.353-5	Enel Chile S.A.	Parent	Financial expenses	Chile	(564,763)	(543,476)	(754,401)
76.536.353-5	Enel Chile S.A.	Parent	Financial income	Chile	1,598,157	185,047	—
76.536.353-5	Enel Chile S.A.	Parent	Other services rendered	Chile	2,026,016	—	—
76.722.488-5	Empresa De Transmisión Chena S.A.	Common control	Energy Toll	Chile	(198,112)	(268,681)	(218,223)
77.017.930-0	Transmisora Eléctrica De Quillota Ltda.	Negocio Conjunto	Energy Toll	Chile	—	(242,887)	(1,383,710)
94.271.000-3	Enel Américas S.A.	Common control	Services Rendered	Chile	226,506	298,161	387,924
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Energy sales	Chile	1,750,248	270,998	914,613
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Services Rendered	Chile	253,045	—	162,672
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Energy Toll	Chile	(183,233)	16,128	(75,145)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Common control	Energy purchases	Chile	(6,505,231)	(6,462,747)	(5,095,279)
96.783.910-8	Empresa Eléctrica De Colina Ltda.	Common control	Energy Toll	Chile	80,189	61,440	59,757
96.800.460-3	Luz Andes Ltda.	Common control	Energy Toll	Chile	7,660	5,519	6,585
96.800.570-7	Enel Distribución Chile S.A.	Common control	Energy sales	Chile	361,918,373	388,037,272	374,922,466
96.800.570-7	Enel Distribución Chile S.A.	Common control	Services Rendered	Chile	6,888,013	1,603,224	1,592,105
96.800.570-7	Enel Distribución Chile S.A.	Common control	Energy Toll	Chile	—	(5,215,145)	4,884,387
96.800.570-7	Enel Distribución Chile S.A.	Common control	Financial expenses	Chile	(3,677,730)	—	—
96.806.130-5	Electrogas S.A.	Associate	Gas Tolls	Chile	—	—	(276,124)
96.971.330-6	Geotérmica del Norte S.A.	Common control	Energy sales	Chile	168,979	137,152	—
96.971.330-6	Geotérmica del Norte S.A.	Common control	Services Rendered	Chile	—	—	80,157
96.971.330-6	Geotérmica del Norte S.A.	Common control	Energy purchases	Chile	(188,644)	(1,500)	(456)
Foreign	Cesi S.P.A.	Common control	Other fixed operating expenses	Italy	(26,125)	—	—
Foreign	Chinango S.A.C.	Common control	Services Rendered	Perú	—	39,759	18,516
Foreign	Cia.Distribuidora y Comercializadora De Energía S.A.	Common control	Services Received	Colombia	—	13,637	3,844
Foreign	Emgesa S.A. E.S.P.	Common control	Services Rendered	Colombia	849,785	622,686	1,866
Foreign	Enel Brasil S.A.	Common control	Services Received	Brazil	—	(207,966)	—
Foreign	Enel Brasil S.A.	Common control	Financial expenses	Brazil	—	(56)	—
Foreign	Enel Generación Costanera S.A.	Common control	Services Rendered	Argentina	—	28,106	—
Foreign	Enel Generación El Chocón S.A.	Common control	Services Rendered	Argentina	—	10,176	—
Foreign	Enel Generación Perú S.A.	Common control	Services Rendered	Perú	1,099,922	1,139,809	745,818
Foreign	Enel Generación Perú S.A.	Common control	Loans	Perú	—	—	(349)
Foreign	Enel Generación Piura S.A.	Common control	Services Rendered	Perú	8,399	(57,180)	98,421
Foreign	Enel Generación Piura S.A.	Common control	Loans	Perú	—	—	(135)
Foreign	Enel Generacion Piura S.A.	Common control	Financial expenses	Perú	—	(57)	—
Foreign	Enel Global Thermal Generation S.R.L.	Common control	Services Received	Italy	(899,419)	(1,845,425)	—
Foreign	Enel Global Trading S.p.A.	Common control	Services Received	Italy	(1,634,832)	(1,213,116)	—
Foreign	Enel Global Trading S.p.A.	Common control	Financial expenses	Italy	—	(13)	—
Foreign	Enel Global Trading S.p.A.	Common control	Commodity derivatives	Italy	(12,118,800)	7,584,772	18,311,342
Foreign	Enel Global Trading S.p.A.	Common control	Gas sales	Italy	58,352,346	34,701,425	21,484,590
Foreign	Endesa Energía S.A.	Common control	Gas sales	Spain	—	—	10,394,146
Foreign	Endesa Energía S.A.	Common control	Fuel consumption	Spain	—	—	(8,946,259)
Foreign	Enel Green Power Brasil Participações Ltda.	Common control	Services Rendered	Brazil	—	—	9,188
Foreign	Enel Green Power Brasil Participações Ltda.	Common control	Financial income	Brazil	—	5,426	—
Foreign	Enel Green Power Colombia Sas	Common control	Services Rendered	Colombia	—	—	46,557
Foreign	Enel Green Power Colombia Sas	Common control	Services Received	Colombia	—	(4,797)	—
Foreign	Enel Green Power Italia	Common control	Services Rendered	Italy	—	—	262,694
Foreign	Enel Green Power Perú	Common control	Services Rendered	Perú	79,509	45,710	177,478
Foreign	Enel Italia Servizi Srl	Common control	Services Received	Italy	—	(2,484,835)	—
Foreign	Enel Produzione S.P.A.	Common control	Services Received	Italy	—	—	94,045
Foreign	Enel S.p.A	Common control	Services Received	Italy	(2,327,047)	(1,110,545)	—
Foreign	Energia Nueva Energia Limpia Mexico Srl De Cv	Common control	Services Rendered	México	28,546	35,739	—
Foreign	Ph Chucas S.A.	Common control	Services Rendered	Costa Rica	—	(79,327)	6,629
Foreign	Ph Chucas S.A.	Common control	Loans	Costa Rica	—	—	(162,177)
Foreign	Sociedad Portuaria Central Cartagena S.A.	Common control	Other services rendered	Colombia	149,525	—	—
Foreign	Parque Amistad Ii Sa De Cv	Common control	Other services rendered	Mexico	17,731	—	—
Foreign	Enel Green Power S.p.A.	Common control	Other services rendered	Italy	229,546	—	—
Foreign	Enel Green Power S.p.A.	Common control	Technical services	Italy	(2,114,024)	—	—
Foreign	Enel Italia S.R.L.	Common control	Other services rendered	Italy	(872,420)	—	—
Foreign	Enel Italia S.R.L.	Common control	Technical services	Italy	(1,840,698)	—	—
Foreign	Endesa Generación S.A.	Common control	Services Rendered	Spain	—	(158,128)	—
Foreign	Compania Energetica Veracruz S.A.C.	Common control	Services Rendered	Perú	—	—	283,346
Foreign	Enel Green Power Brasil	Common control	Services Rendered	Brazil	—	—	37,936
Foreign	Enel Green Power Italia S.p.A	Common control	Services Rendered	Italy	—	(730,968)	—
Foreign	Enel Green Power Mexico	Common control	Services Rendered	Mexico	—	(53,976)	152,495
Foreign	Enel Iberoamérica Srl	Common control	Services Received	Spain	—	—	(6,115)
Foreign	Enel Perú S.A.C.	Common control	Services Rendered	Perú	—	8,832	7,405
Foreign	Enel Perú S.A.C.	Common control	Services Received	Perú	—	—	(181)
				Total	116,915,027	114,992,525	65,763,866

Summary of Remuneration Paid to Members of the Board of Directors

The following tables show details of the compensation paid to the members of the Board of Directors for the years ended December 31, 2019, 2018 and 2017:

12-31-2019
			Enel Generación	Board of	Directors'
			Board	Subsidiaries	Committee
Name	Position	Period in Position	ThCh$	ThCh$	ThCh$
Giuseppe Conti (*)	Chairman	01/01/19 to 12/31/19	—	—	—
Maria Soledad Arellano Schimdt (2)	Director	01/25/19 to 12/31/19	78,652	—	4,741
Julio Pellegrini Vial	Director	01/01/19 to 12/31/19	78,652	—	7,110
Fabrizio Barderi (*)	Director	01/01/19 to 12/31/19	—	—	—
Cristiano Bussi (3) (*)	Director	01/01/19 to 12/31/19	—	—	—
Francesco Giorgianni (4)(*)	Director	01/01/19 to 04/26/19	—	—	—
Hernán Cheyre Valenzuela (1)(4)	Director	01/01/19 to 04/26/19	27,412	—	7,110
Luca Noviello (4)(*)	Director	01/01/19 to 04/26/19	—	—	—
Antonio Scala (1)(4)(*)	Director	01/01/19 to 04/26/19	—	—	—
		Total	184,716	—	18,961

12-31-2018
			Enel Generación	Board of	Directors'
			Board	Subsidiaries	Committee
Name	Position	Period in Position	ThCh$	ThCh$	ThCh$
Giuseppe Conti (*)	Chairman	01/01/18 to 12/31/19	—	—	—
Jorge Atton Palma (2)	Director	01/01/18 to 11/29/18	76,781	—	24,841
Julio Pellegrini Vial	Director	01/01/18 to 12/31/19	90,996	—	29,579
Fabrizio Barderi (*)	Director	01/01/18 to 12/31/19	—	—	—
Cristiano Bussi (3) (*)	Director	11/19/18 to 12/31/19	—	—	—
Francesco Giorgianni (4)(*)	Director	01/01/18 to 12/31/19	—	—	—
Hernán Cheyre Valenzuela (1)(4)	Director	04/24/18 to 12/31/19	67,914	—	22,638
Luca Noviello (4)(*)	Director	01/01/18 to 12/31/19	—	—	—
Antonio Scala (1)(4)(*)	Director	04/24/18 to 12/31/19	—	—	—
Mauro Di Carlo (3) (*)	Director	01/01/18 to 11/19/18	—	—	—
Umberto Magrini (1) (*)	Director	01/01/18 to 04/24/18	—	—	—
Enrique Cibié Bluth (1)	Director	01/01/18 to 04/24/18	23,082	—	6,941
		Total	258,773	—	83,999

12-31-2017
				Board of	Directors
			Company Board	Subsidiaries	Committee
Name	Position	Period in Position	ThCh$	ThCh$	ThCh$
Giuseppe Conti	Chairman	01/01/17 to 12/31/17	—	—	—
Jorge Atton Palma	Director	01/01/17 to 12/31/17	95,729	—	32,648
Julio Pellegrini Vial	Director	01/01/17 to 12/31/17	95,729	—	32,648
Fabrizio Barderi	Director	08/28/17 to 12/31/17	—	—	—
Mauro Di Carlo	Director	01/01/17 to 12/31/17	—	—	—
Francesco Giorgianni	Director	01/01/17 to 12/31/17	—	—	—
Luca Noviello	Director	01/01/17 to 12/31/17	—	—	—
Umberto Magrini	Director	01/01/17 to 12/31/17	—	—	—
Enrique Cibié Bluth	Director	01/01/17 to 12/31/17	95,729	—	32,648
Francesco Buresti	Director	01/01/17 to 06/27/17	—	—	—
		Total	287,187	—	97,944
(1)	Hernán Cheyre Valenzuela and Mr. Antonio Scala were appointed Directors effective as of April 24, 2018 on the same date that Mr. Enrique Cibié Bluth and Mr. Umberto Magrini stepped down as Directors.
(2)	Ms. Maria Arellano Schmidt was appointed Director on January 25, 2019, replacing Mr. Jorge Atton Palma, who ceased being a Director on November 29, 2018.
(3)	Mr. Cristiano Bussi was appointed Director on November 19, 2018, on the same date that Mr. Mauro Di Carlo stepped down as a Director.
(4)	Mr. Francisco Giorgianni, Mr. Hernán Cheyre, Mr. Luca Noviello and Mr. Antonio Scala stepped down as Directors on April 26, 2019.

(*) Giuseppe Conti, Francesco Giorgianni, Mauro Di Carlo, Umberto Magrini, Luca Noviello, Fabrizio Barderi, Antonio Scala and Cristiano Bussi waived the compensation and fees for attending meetings they received as a result of being members of the Board of Directors of Enel Generación Chile S.A.

Summary of Key Management Personnel

The key management personnel of Enel Generación Chile as of December 31, 2019 are as follows:

Company Executives
Chilean ID No.	Name	Position
24.789.926-K	Michele Siciliano (1)	Chief Executive Officer
24.789.926-K	Michele Siciliano (1)	Business Development Manager (Interim)
24.789.926-K	Michele Siciliano (1)	Regulation Manager (Interim)
14.106.334-0	Viviana Meneses Robledo (2)	Planning and Control Officer
7.700.353-3	Carlos Ivan Peña Garay (3)	Chilean Hydroelectric Generation Officer
10.939.381-9	Claudio Ordenes Tirado	Engineering and Thermal Construction Officer
11.565.097-1	Bernardo Canales Fuenzalida	Engineering and Construction Officer
7.012.475-0	Raúl Arteaga Errázuriz	Chief Financial Officer
13.441.572-k	Maria Paulina Guglielmi Espósito (4)	Human Resources Officer
11.629.179-7	Humberto Espejo Paluz	Marketing and Trading Officer
7.776.718-5	Luis Ignacio Quiñones Sotomayor	General Counsel
(1)

Mr. Michele Siciliano was appointed Chief Executive Officer, Acting Development Manager and Acting Regulation Manager on October 1, 2019, replacing Mr. Valter Moro was in office until September 30, 2019.

(2)	Ms. Viviana Meneses was appointed Planning and Control Manager on July 1, 2019, replacing Mr. Juan Candia was in office until June 30, 2019.
(3)	Mr. Carlos Peña Gary was appointed Hydroelectric Generation Manager on December 1, 2019, replacing Mr. Carlo Carvallo Artigas was in office until November 30, 2019.
(4)	Ms. Maria Guglielmi Esposito was appointed Human Resources Manager on December 1, 2019, replacing Mr. Luis Vergara Adamides was in office until November 30, 2019.

Summary of Compensation Received by Key Management Personnel

Remuneration of the Key Management Personnel	12-31-2019	12-31-2018	12-31-2017
	ThCh$	ThCh$	ThCh$
Cash compensation	1,953,096	1,975,478	2,057,900
Short-term benefits for employees	414,976	454,564	550,238
Other long-term benefits	86,937	115,499	321,692
Total	2,455,009	2,545,541	2,929,830